Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	OXFORD INVESTMENTS HOLDINGS INC
Entity Central Index Key	0001145703
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		113,844,159
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 12,160
Prepaid expenses and deposits	6,953	6,486
TOTAL CURRENT ASSETS	19,113	6,486
Property and equipment (note 6)	2,098	2,852
Assets of discontinued operations (note 4)	135	139
TOTAL ASSETS	21,346	9,477
CURRENT LIABILITIES
Bank indebtedness		8,446
Accounts payable and accrued liabilities (note 12)	886,399	833,449
Notes payable (note 7)	286,886	261,905
Loans payable – related parties (note 8)	221,985	244,781
Liabilities of discontinued operations (note 4)	345,069	340,826
TOTAL LIABILITIES	1,740,339	1,689,407
SHAREHOLDERS’ DEFICIENCY
COMMON STOCK, unlimited shares authorized; 113,844,159 and 88,814,384 shares issued and 113,444,159 and 88,414,384 shares outstanding at December 31, 2011 and 2010, respectively (note 10)	7,395,770	7,215,587
CONTRIBUTED SURPLUS	1,050,160	1,050,160
PREPAID SHARE SUBSCRIPTION	(156,000)	(156,000)
ACCUMULATED DEFICIT	(9,483,785)	(9,225,301)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(525,138)	(564,376)
TOTAL SHAREHOLDERS’ DEFICIENCY	(1,718,993)	(1,679,930)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIENCY	$ 21,346	$ 9,477

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, shares issued	113,844,159	88,814,384
Common Stock, shares outstanding	113,444,159	88,414,384

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Services	$ 163,286		$ 3,957
SELLING EXPENSES
Advertising and marketing (recovery) (note 5)	89,226	(80,758)	80,856
Commissions and subcontracts	24,264	44,648	52,980
Consulting	11,121	11,647	10,608
Travel	10,072	2,437	2,014
TOTAL SELLING EXPENSES	134,683	(22,026)	146,458
GENERAL AND ADMINISTRATIVE EXPENSES
Consulting (note 12)	124,994	124,957	125,000
Depreciation	711	924	992
General and office	13,629	21,198	6,683
Professional fees	52,801	46,419	49,943
Rent (note 12)	43,748	43,174	39,936
Telephone	7,220	6,630	5,684
TOTAL GENERAL AND ADMINISTRATIVE EXPENSES	243,103	243,302	228,238
TOTAL OPERATING EXPENSES	(214,500)	(221,276)	(370,739)
OTHER EXPENSES
Interest expense	(43,984)	(37,110)	(34,869)
LOSS FROM CONTINUING OPERATIONS	(258,484)	(258,386)	(405,608)
NET LOSS FROM DISCONTINUED OPERATIONS		(143)	(469)
NET LOSS FOR THE YEAR	(258,484)	(258,529)	(406,077)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	39,238	(86,469)	(188,691)
COMPREHENSIVE LOSS	$ (219,246)	$ (344,998)	$ (594,768)
BASIC AND DILUTED NET LOSS PER SHARE
From continuing operations	$ (0.01)	$ (0.01)	$ (0.01)
From discontinued operations
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF BASIC AND DILUTED COMMON SHARES OUTSTANDING	101,629,378	85,684,932	61,456,942

Consolidated Statements of Shareholders' Deficit (USD $)	Common Stock	Contributed Surplus	Prepaid Share Subscription	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 7,147,013	$ 1,050,160	$ (156,000)	$ (477,907)	$ (8,966,772)	$ (1,403,506)
Beginning Balance, Shares at Dec. 31, 2009	86,014,384
Stock Issued $0.01 per share, shares	3,000,000
Stock Issued $0.01 per share , amount	29,265					29,265
Stock Issued for services, shares	1,500,000
Stock Issued for services , amount	39,309					39,309
Stock cancelled	(1,700,000)
Other Comprehensive Income(Loss)				(86,469)		(86,469)
Net Loss for the year					(258,529)	(258,529)
Ending Balance, Amount at Dec. 31, 2010	7,215,587	1,050,160	(156,000)	(564,376)	(9,225,301)	(1,679,930)
Ending Balance, Shares at Dec. 31, 2010	88,814,384
Stock Issued $0.01 per share, shares	19,100,000
Stock Issued $0.01 per share , amount	130,419					130,419
Stock Issued for services, shares	1,200,000
Stock Issued for services , amount	24,264					24,264
Stock Issued for extinguishment of debt, shares	4,729,775
Stock Issued for extinguishment of debt, amount	25,500					25,500
Other Comprehensive Income(Loss)				39,238		39,238
Net Loss for the year					(258,484)	(258,484)
Ending Balance, Amount at Dec. 31, 2011	$ 7,395,770	$ 1,050,160	$ (156,000)	$ (525,138)	$ (9,483,785)	$ (1,718,993)
Ending Balance, Shares at Dec. 31, 2011	113,844,159

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (258,484)	$ (258,529)	$ (406,077)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation	711	924	992
Shares issued for services	24,264	39,309	44,223
Changes in non-cash working capital items:
Prepaid expenses and deposits	(627)	(772)	(260)
Interest accrued for note payable	31,604	27,090	21,823
Accounts payable and accrued liabilities	85,344	97,614	28,950
Net cash used in operating activities	(117,188)	(94,364)	(310,349)
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayments) borrowings under bank indebtedness	(8,493)	8,153	18,840
Repayments of bank loan		(3,236)	(8,757)
Advances of related party loan	7,874	37,395	41,700
Proceeds from issuance of common stock	130,419	29,265	297,902
Net cash provided by financing activities	129,800	71,577	349,685
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			(662)
Net cash used in investing activities			(662)
FOREIGN CURRENCY TRANSLATION (LOSS) GAIN	(452)	501	(16,388)
NET INCREASE (DECREASE) IN CASH	12,160	(22,286)	22,286
CASH, BEGINNING OF THE YEAR		22,286
CASH, END OF THE YEAR	12,160		22,286
Supplemental cash flow information:
Interest paid	3,083	1,673	2,186
Non-cash financing activities:
Common stock issued to extinguish debt	$ 25,500		$ 43,785

Organization, Description of Business and Going Concern	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Organization, Description of Business and Going Concern

1.      ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

Oxford Investments Holdings Inc. (formerly, International E-Gaming Developers Ltd.) (“the Company”) was incorporated on October 13, 2000 under the laws of the Province of Ontario, Canada.  On May 17, 2001, the Company changed its name to Oxford Software Developers Inc. and then changed its name to Oxford Investments Holdings Inc. on December 18, 2003.

The Company focuses on becoming a provider of stored value cards catering to a wide variety of markets and to acquire ownership interests of companies in China.  These products and services are aimed at capitalizing on stored-value and re-loadable prepaid card financial products.

Going concern

The accompanying consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the measurement and classification of the recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  The Company has experienced losses since inception and has a working capital deficiency of $1,721,226 as at December 31, 2011.  During the years ended December 31, 2011, 2010 and 2009, the Company incurred net losses of $258,484, $258,529 and $406,077, respectively, and cash used in operations was $117,188, $94,364 and $310,349, respectively.  The Company financed its operations via the issuance of common stock, bank loans and related party debt.  The Company’s ability to realize its assets and discharge its liabilities in the normal course of business is dependent upon continued support of its creditors and shareholders, securing new sources of capital and financing, and the establishment of operations that provide the Company with positive cash flows.  The Company is currently attempting to obtain additional financing from its existing shareholders and other strategic investors to continue its operations.  However, there can be no assurance that the Company will obtain additional funds from these sources.  Even if additional funds are obtained, they may not be on terms favourable to the Company.

These conditions create substantial doubt about the Company’s ability to continue as a going concern.  A failure to continue as a going concern would require that stated amounts of assets and liabilities be reflected on a liquidation basis that would materially differ from the current presentation on the going concern basis.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies
2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s accounting and reporting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.  The reporting currency of the Company is the United States dollar.

Basis of Presentation

The accompanying consolidated financial statements include the financial statements of Oxford Investments Holdings Inc. and its wholly-owned subsidiaries Celebrity Tan Inc., Ontario Private Labelling Limited and International E-Gaming Developers Inc.  All wholly-owned subsidiaries are inactive (See Note 4).  All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year.  Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and notes payable and related party loans payable; and the valuation of share-based compensation.  While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

Investments

Investments in private entities are accounted for at cost because the Company does not have the ability to exercise significant influence over the operating and financial policies of these companies.  The Company does not expect capital appreciation or income from these investments and has written off these investments in prior years under advertising, marketing and consulting expenses.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation.  Depreciation of property and equipment is provided annually on a declining balance basis over the estimated useful lives of the assets, except for current year additions on which half of the normal rate is provided.  The declining balance rates are as follows:

Office equipment	20%
Computer hardware	30%

Revenue Recognition

Commission and transaction fee revenues from the stored value cards are recognized when the transactions incur.  These revenues are reported net of any cancelled transactions.  The dollar value of the commission and transaction fee revenues are calculated based on the agreement between the Company and each of the merchants.  The average commission revenue per transaction is 0.05% of the transaction amount.  The average transaction fee revenue per transaction is $0.18.

Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”).  Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.  Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

In accordance with ASC Topic 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.  As at December 31, 2011, there was no impairment issue.

Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”).  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company's estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of the related assets and liabilities in the period in which such events occur.

Fair Value Measurement

Effective January 1, 2008, the Company adopted ASC Topic 820, “Fair Value Measurements” (“ASC 820”), and the related effective FSPs.  ASC 820 defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure.  Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.  The hierarchy is divided into three levels based on the reliability of inputs.  The adoption of ASC 820 and the related FSP’s did not have a material effect on the Company’s consolidated financial position and operating results.

Foreign Currency Translation

The Company considers the functional currency to be the Canadian dollar (“CDN”) and, accordingly, its financial information is translated into US dollars using exchange rates in effect at year-end for assets and liabilities and average exchange rates during each reporting period for the results of operations and cash flows. Adjustments resulting from the translation of the functional currency to the reporting currency are included as a component of other comprehensive income (loss) within the statements of shareholders’ deficiency.

Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC 830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.  Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners.  Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.  ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.  Comprehensive income (loss) is displayed in the consolidated statement of shareholders’ deficiency and in the consolidated balance sheet as a component of shareholders’ deficiency.

The Company’s other comprehensive loss comprises foreign currency translation adjustments arising upon translation of the Company’s Canadian dollar functional currency to its United States dollar reporting currency.

Loss Per Share

Basic loss per share is computed by dividing the net loss by the weighted average number of shares outstanding during the period.  The weighted average number of shares is calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding.  Diluted earnings per share is computed by dividing the net loss by the weighted average number of basic shares outstanding increased by the number of shares that would be outstanding assuming conversion of any stock options, warrants, and convertible debt.  Diluted net loss per share for the years ended December 31, 2011, 2010 and 2009 is the same as basic net loss per share.

Accounting Principles Recently Adopted

In January 2010, the FASB issued ASU No. 2010-06, - Improving Disclosures about Fair Value Measurements (ASU 2010-06) (codified within ASC Topic 820).  ASU 2010-06 improves disclosures originally required under SFAS No. 157.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements.  Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those years.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In April 2010, the FASB issued ASU No. 2010-13, - Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades - a consensus of the FASB Emerging Issues Task Force (ASU 2010-13) (codified within ASC Topic 718).  ASU 2010-13 clarifies that a share-based payment award having an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trade is not deemed to contain a condition that is not a market, performance, or service condition, and, thus, such an award should not be classified as a liability, if it otherwise qualifies for equity classification.  ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010.  The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.
In December 2010, the FASB issued ASU No. 2010-29, - Disclosure of Supplementary Pro Forma Information for Business Combinations (a consensus of the FASB Emerging Issues Task Force) (ASU 2010-29) (codified within ASC Topic 805).  ASU 2010-29 requires that a public entity that presents comparative financial statements must disclose the revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the prior annual reporting period.  Furthermore, ASU 2010-29 requires public entities to provide a description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to business combination(s) that are included in the reported pro forma revenue and earnings.  ASU 2010-29 is effective for fiscal years beginning on or after December 15, 2010.  The adoption of this standard did not have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Recent Accounting Pronouncements

3.      RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04, - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (ASU 2011-04) (codified within ASC Topic 820).  ASU 2011-04 gives value the same meaning between U.S. GAAP and IFRS and improves consistency of disclosures relating to fair value.  ASU 2011-04 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-04 will have a material impact on its consolidated financial position, results of operations and cash flows.

In June 2011, the FASB issued ASU No. 2011-05, - Comprehensive Income: Presentation of Comprehensive Income (ASU 2011-05) (codified within ASC Topic 220).  ASU 2011-05 requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-05 will have a material impact on its consolidated financial position, results of operations and cash flows and the presentation of comprehensive income.
In September 2011, the FASB issued ASU No. 2011-08, - Testing Goodwill for Impairment (ASU 2011-08) (codified within ASC Topic 350).  ASU 2011-08 simplifies how entities, both public and non-public, test goodwill for impairment.  The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350.  ASU 2011-08 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-08 will have a material impact on its consolidated financial position, results of operations and cash flows.
In December 2011, the FASB issued ASU No. 2011-11, - Balance Sheet: Disclosures about Offsetting Assets and Liabilities (ASU 2011-11) (codified within ASC Topic 210).  ASU 2011-11 intends to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position. This includes the effect or potential effect of rights of setoff associated with an entity's recognized assets and recognized liabilities within the scope of ASU 2011-11.  ASU 2011-11 is effective for fiscal years beginning after January 1, 2013.  The Company does not expect the adoption of ASU 2011-11 will have a material impact on its consolidated financial position, results of operations and cash flows.
In December 2011, the FASB issued ASU No. 2011-12, - Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12) (codified within ASC Topic 220).  ASU 2011-12 intends to supersede certain pending paragraphs in ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, to effectively defer only those changes therein that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income.  ASU 2011-12 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-12 will have a material impact on its consolidated financial position, results of operations and cash flows.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Discontinued Operations

4.      DISCONTINUED OPERATIONS

International E-Gaming Developers Inc.

On November 3, 2000, the Company incorporated a wholly-owned subsidiary, International E-Gaming Developers, Inc. (“E-Gaming Inc.”) under the laws of Antigua and Barbuda as an international business corporation.  E-Gaming Inc. was incorporated to engage in Internet gaming, including international betting, gaming, sports betting and bookmaking activities along with wagers on sporting events taking place outside the Caribbean Community region from residents of countries outside the Caribbean Community region.  E-Gaming Inc. was primarily engaged in the operation and marketing of Internet gaming sites.  During the 2002 fiscal year, the Company assumed all of the operations of International E-Gaming Developers Inc.  Due to changes in United States law, the Company ceased its internet gaming activities during the fourth quarter of fiscal 2006.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Ontario Private Water Labelling Limited

In 2003, the Company incorporated a wholly-owned subsidiary, Ontario Private Water Labelling Limited, under the laws of Canada.  Through this subsidiary, management intended to approach corporate and retail entities that wish to use their own label on bottled water as promotional or marketing tools.  Additionally, the Company intended to market its own line of bottled spring water to sell at concerts, sporting events, and other venues.  The business of Ontario Private Water Labelling Limited was discontinued in 2007.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Celebrity Tan Inc.

In 2003, the Company incorporated a wholly-owned subsidiary, Celebrity Tan Inc. under the laws of Canada.  Celebrity Tan Inc. was incorporated to engage in the building and distribution of UV-free tanning stalls.  These stand-up tanning booths spray a fine mist of sunless tanning solution onto the customer.  The Company also intended to market through this subsidiary its own line of sunless tanning products.  The business of Celebrity Tan Inc. was discontinued in 2007.  The consolidated financial statements present the assets, liabilities and results of operations of these activities separately as discontinued operations.

Summarized financial information as a result of discontinued operations are as follows:

	December 31, 2011	December 31, 2010
Other receivable	$135	$139
Total assets of discontinued operations	$135	$139
Accounts payable and accrued liabilities	$304,259	$299,099
Loans payable to related parties (see note 8)	40,810	41,727
Total liabilities of discontinued operations	$345,069	$340,826

	December 31, 2011	December 31, 2010		December 31, 2009

Operating expenses	$-		$143		$469
Loss from discontinued operations	$-	$	(143)	$	(469)

Investment and Commitments	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Investment and Commitments

5.      INVESTMENTS AND COMMITMENTS

On November 30, 2006, the Company entered into a joint venture agreement with Ko Ho Management Ltd. (“Ko Ho”), a Hong Kong based company, with the goal of acquiring business operations in the People’s Republic of China.  Under the terms of this agreement, the Company acquired a 50% interest in Ko Ho via the issuance of 250,000 shares of common stock (valued at $50,000 based on the closing share price on the date of issuance) of the Company and the financing of certain working capital expenses of Ko Ho in the amount of $60,000 over the course of the following 10 months.  Under the terms of the joint venture agreement, the Company has agreed to issue up to an additional 1,000,000 shares of common stock and provide additional financing to a maximum of $250,000 for Ko Ho to acquire existing Chinese corporations.  In addition, the Company has agreed to issue a further 250,000 shares of common stock should certain specified performance goals of Ko Ho be met, and to pay certain professional fees and e-commerce service fees of Ko Ho.

To date, the Company has issued 500,000 shares to Ko Ho pursuant to the terms of the joint venture agreement.

Since the beginning of 2007, through the partnership with Ko Ho, the Company acquired interests in the following three Chinese companies:

In February 2007, the Company acquired a 25% interest in Arden Trading Company Ltd. (“Arden”) of China through its partnership with Ko Ho.  Arden specializes in the operation of customer loyalty redemption programs.  Arden’s services include processing bonus point redemptions, gift sourcing, catalogue productions, logistics, and call center customer support.  It provides long-term outsourcing services to businesses in its areas of expertise.  The Company issued 250,000 shares of common stock (valued at $150,000 based on the closing share price on the date of issuance) in connection with this investment.  The relationship between the Company and Arden was terminated in 2011 under a mutual agreement without any recovery.

In March 2007, the Company acquired a 25% interest in Hongxin Insurance Agency of China (“Hongxin”) through its partnership with Ko Ho.  Hongxin is an insurance agency selling insurance policies and financial instruments to major insurance companies in China since 2004.  It operates under a license issued by China Insurance Supervisory Committee to provide corporate and individual insurance products, risk management, and consultation services.  The Company issued 160,000 shares of common stock (valued at $102,000 based on the closing share price on the date of issuance) in connection with this investment.  The relationship between the Company and Hongxin was terminated in 2011 under a mutual agreement without any recovery.

In April 2007, the Company acquired a 17.5% equity interest in Foshan Foshantong Information Technology Co., Ltd. (“Foshantong”) through its partnership with Ko Ho.  Foshantong provides electronic payment smart card programs for public transportation and small payment transactions.  The Company issued 750,000 shares of common stock (valued at $457,000 based on the closing share price on the date of issuance) in connection with this investment.  In January 2010, the Company terminated its investment in Foshantong under a mutual agreement between both parties.  As a result of the termination, the Company received $200,000 as a recovery of the marketing expenses that the Company had spent in connection with this investment.

In July 2007, the Company entered into an investment agreement with Serenity Investments Holdings Corp. (“Serenity”), a British Virgin Islands corporation, to obtain a payment processing engine and an E-Wallet platform that will provide the technology for the backbone to the Company’s “FocusKard” suite of payment solutions.  The Company issued 1,500,000 shares of common stock (valued at $630,000 based on the closing share price on the date of issuance) in connection with this investment.  The relationship between the Company and Serenity was terminated in 2011 under a mutual agreement without any recovery.

The Company’s investments in Ko Ho, Arden, Hongxin, Foshantong, and Serenity were accounted for using the cost method because it does not have the ability to exercise significant influence over the operating and financial policies of these companies.  The Company monitors these investments for impairment and makes appropriate reductions in carrying value when impairment is deemed to be other than temporary.  The Company does not expect capital appreciation or income from these investments and has written off these investments in prior years under advertising, marketing and consulting expenses.  The purpose of these investments is to facilitate entry into target markets in the People’s Republic of China by funding the marketing activities of these entities.  Management believes that the Company has no further obligations or contingencies in respect of these entities and that these investments do not meet the criteria for consolidation under ASC Topic 830, “Consolidation of Variable Interest Entities”.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Property and Equipment

6.      PROPERTY AND EQUIPMENT

The following is a summary of property and equipment and accumulated depreciation:

	2011	2010

Office equipment	$28,853	$29,502
Computer hardware	5,013	5,126

Total cost	33,866	34,628
Less: Accumulated depreciation	31,768	31,776

Net book value	$2,098	$2,852

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $ 711, $ 924, and $ 992, respectively.

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Notes Payable

7.	NOTES PAYABLE

The notes are due to an arm’s length third party, bearing interest at 12% per annum, unsecured and repayable upon demand.  Due to the demand features, these notes are presented in the accompanying consolidated balance sheet as current liabilities.

Loans Payable - Related Parties	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Loans Payable - Related Parties

8.      LOANS PAYABLE – RELATED PARTIES

As at December 31, 2011, the Company was indebted to certain of its officers, directors and stockholders in the amount of $262,795 (December 31, 2010 - $286,508) for cash advances, consulting services and expenses paid on behalf of the Company.  $221,985 (December 31, 2010 - $244,781) owed by the Company is recorded under loans payable and $40,810 (December 31, 2010 - $41,727) owed is recorded under discontinued operations (see Note 4).  These loans are unsecured, non-interest bearing and repayable upon demand.  Due to the demand features, these loans are presented in the accompanying consolidated financial statements as current liabilities.

Deferred Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Deferred Income Taxes

9.      DEFERRED INCOME TAXES

As of December 31, 2011, 2010 and 2009, the Company had net deferred tax assets, calculated at expected rates of 25%, 25% and 25% respectively, of approximately $1,600,000, $1,630,000 and $1,631,000, respectively, principally arising from net operating loss carry forwards for income tax purposes.  As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to the net deferred tax asset has been recorded at December 31, 2011, 2010 and 2009.

A reconciliation of combined federal and provincial corporate income taxes at the Company’s effective tax rate of 28.25%, 31% and 33%, respectively, for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
Net loss before income taxes	$	(258,484)	$	(258,529)	$	(406,077)

Income taxes at statutory rates	$	(73,000)	$	(80,000)	$	(134,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation		-		(12,000)		(15,000)
Effect of tax rate changes and other adjustments		109,000		(108,000)		(66,000)
Expiry of loss carry forwards		-		201,000		164,000
Change in valuation allowance		(36,000)		(1,000)		51,000
		$-		$-		$-

The significant components of the deferred tax asset at December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Net operating loss carry forwards	$6,579,000	$6,519,000	$6,375,000

Deferred tax asset	$1,594,000	$1,630,000	$1,631,000
Deferred tax asset valuation allowance	(1,594,000)	(1,630,000)	(1,631,000)
	$-	$-	$-

At December 31, 2011, the Company had unused non-capital losses of $6,579,000 to offset future taxable income.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during future periods.  These losses expire to the extent unutilized against future taxable income as follows:

2014	$ 202,000
2015	463,000
2026	773,000
2027	3,388,000
2028	622,000
2029	625,000
2030	254,000
2031	252,000
$6,579,000

Common Stock	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Common Stock

10.	COMMON STOCK

The Company is authorized to issue an unlimited number of voting, common stock without par value.  In the case of a potential takeover or change of control, shares may be transferred with the consent of a majority of the directors or the shareholders through resolution or by a signed instrument.

The Company has not issued any warrants in 2011, 2010 and 2009.
During the year ended December 31, 2011, the Company sold for cash 19,100,000 shares of common stock. This stock was sold for approximately $0.01 per share for a total of $130,419.

The Company also issued 1,200,000 shares of common stock during the 2011 fiscal year for services provided by non-employees. These shares were valued at a total of $24,264 based on the closing share price on the date of issuance.

Furthermore, one of the creditors of the Company converted approximately 60% of their notes payable into 4,729,775 shares of common stock thereof valued at $25,500. The conversions incurred on February 14, 2011, May 5, 2011, and September 1, 2011 with a closing share price of $0.03, $0.011, and $0.0075, respectively.

During the year ended December 31, 2010, the Company sold for cash 3,000,000 shares of common stock.  This stock was sold for approximately $0.01 per share for a total of $29,265.

The Company also issued 1,500,000 shares of common stock during the 2010 fiscal year for services provided by non-employees.  These shares were valued at a total of $39,309 based on the closing share price on the date of issuance.
Furthermore, the Company cancelled 1,700,000 shares of common stock during the 2010 fiscal year.

Stock Options	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Stock Options

11.	STOCK OPTIONS

The Company has a Stock Option Plan (the "Plan") under which it is authorized to grant options to purchase shares of common stock of the Company to directors, key personnel and consultants to the Company, its subsidiaries and affiliates.  The aggregate number of shares of the Company which may be issued and sold under the Plan will not exceed 10% of the total number of shares of common stock issued and outstanding from time to time.  The exercise prices of the options are based on the fair value of the Company’s common stock at the time of grant as determined by the Board of Directors.

The following table reflects the continuity of options outstanding:

	Options		Average Exercise Price
	2011	2010	2011	2010
Outstanding, beginning of year	1,700,000	1,700,000	$0.23	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled/expired	-	-	-	-
Outstanding, end of year	1,700,000	1,700,000	$0.23	$0.23

The weighted average remaining contractual life and weighted average exercise price of options outstanding and exercisable as at December 31, 2011 are as follows:

Exercise Prices	Number Outstanding		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Exercise Price

$0.12	1,200,000	(i)	$0.12	1.22	1,200,000	$0.12
$0.15	250,000	(ii)	$0.15	5.02	250,000	$0.15
$0.71	-	(ii)	-	-	-	-
$0.90	250,000	(ii)	$0.90	5.02	250,000	$0.90

	1,700,000		$0.23	2.34	1,700,000	$0.23

(i)
During the year ended December 31, 2008, the Company issued 400,000 options each to three directors (Total 1,200,000 options). The options have exercise price of US $0.12 (CDN $0.12), and vested immediately. These options expire on March 20, 2013. The fair value of the options granted was $132,827 and was calculated using the Black-Scholes option pricing model using the following assumptions:

Expected volatility:	212%
Risk free interest rate:	2.36%
Expected life:	5 years
Dividend yield:	0%

(ii)
During the year ended December 31, 2007, the Company issued 250,000 options each to three individuals. The options have exercise prices of US $0.15 (CDN $0.15), US $0.71 and US $0.90, respectively, and vested immediately.  These options expire at January 2017, April 2009 and January 2017, respectively.  The fair value of the options granted was $409,671 and was calculated using the Black-Scholes option pricing model using the following assumptions:

Expected volatility:	254% - 260%
Risk free interest rate:	4.5%
Expected life:	2 years
Dividend yield:	0%

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Related Party Transactions

12.	RELATED PARTY TRANSACTIONS

The Company rents commercial space in Toronto, Canada, beginning in 2003, with a month-to-month agreement for rent for CDN $3,500.  Rent expense for the year ended December 31, 2011 under this lease amounted to $43,748 (December 31, 2010 and 2009 – $43,174 and $39,936, respectively).  Rent was paid to a corporation that is controlled by a director of the Company.  As at December 31, 2011, the Company owed the corporation $80,827 (December 31, 2010 - $56,706), which is included in accounts payable and accrued liabilities.

The Company paid $124,994 (2010 - $124,957 and 2009 - $125,000) of consulting fees to a director.  As at December 31, 2011, the Company owed the director $724,445 (December 31, 2010 - $677,924), which is included in accounts payable and accrued liabilities.

The Company issued nil shares of common stock (December 31, 2010 and 2009 – nil shares and 5,000,000 shares, respectively) to extinguish debt due to a director of the Company.  These shares were valued at a total of $Nil (December 31, 2010 and 2009 - $Nil and $43,785, respectively) based on the closing share price on the date of issuance.

The Company’s related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Financial Instruments

13.	FINANCIAL INSTRUMENTS

The Company’s financial instruments comprise cash, accounts payable and accrued liabilities, notes payable, and liabilities of discontinued operations.  In management’s opinion, the fair value of these instruments approximates carrying value due to their short maturities.  The fair value of the loans payable is not determinable since these instruments are unsecured and non-interest bearing.

Currency Risk

The Company is exposed to certain currency risks that the value of cash, bank indebtedness and accounts payable and accrued liabilities will fluctuate due to changes in foreign exchange rates.  Historically, the Company has not entered into derivatives contracts to hedge existing risks or for speculative purposes.

Interest Rate Risk

The Company is exposed to interest rate risk arising from fluctuations in interest rates on its short-term borrowings and other obligations.  The Company’s borrowing and obligations loans bear interest at fixed and variable rates.  Management is of the opinion that the Company is not exposed to significant interest rate risks in respect of these instruments as these resemble rates available in the current market for debt of similar terms and maturities, except for with related party loans, which are non-interest bearing.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Subsequent Events

14.      SUBSEQUENT EVENTS

a)	On February 7, 2012, the Company issued 8,000,000 shares at an average price of approximately $0.002 per share for cash of $15,866.

b)	On February 10, 2012, the Company issued 10,000,000 shares at an average price of approximately $0.002 per share to a director thereof to offset $19,832 of the loans payable to him.